25. OTHER PROVISIONS (Details) - CLP ($) $ in Thousands	Dec. 31, 2018		Dec. 31, 2017		Dec. 31, 2016
Disclosure of other provisions [line items]
Total other provisions	$ 24,407,046		$ 17,420,500		$ 22,725,436
Provision for advertising expense
Disclosure of other provisions [line items]
Total other provisions	15,847,773	[1]	14,716,286	[1]	17,653,462
Other provisions
Disclosure of other provisions [line items]
Total other provisions	$ 8,559,273	[2]	$ 2,704,214	[2]	$ 5,071,974

[1]	Corresponds to the estimates of amounts payable related to advertising and promotion activities. There is uncertainty on the amount of the cash disbursement related to such provisions, as they are linked to the actual information the customer should provide, intended to justify that such expenses were made.
[2]	Includes estimates of operating expenses and costs in which there is uncertainty of the amount, expecting the application most of such amount during the following period.